Investments	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Investments [Abstract]
Investments

11. Investments

Investments in fixed maturity securities as of March 31, 2022 and December 31, 2021 are classified as available-for-sale and are summarized in the table below:

	March 31, 2022			December 31, 2021
$ in thousands Investment type	Amortized Cost	Unrealized (Losses)	Fair Value	Amortized Cost	Unrealized (Losses)	Fair Value
Corporate bonds	$30,154	$(139)	$30,015	$32,349	$(17)	$32,332
Commercial paper	81,037	(226)	80,811	—	—	—
U.S. treasury bills	22,358	(31)	22,327	—	—	—
Total(1)	$133,549	$(396)	$133,153	$32,349	$(17)	$32,332

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(1)      As of March 31, 2022, approximately $128.3 million have original maturities of ninety-one to 365 days and is disclosed as investments on our Condensed Consolidated Balance Sheets, and approximately $4.9 million of U.S. treasury bills with a maturity over one year is included within other long-term assets on the Condensed Consolidated Balance Sheets. The total balance as of December 31, 2021, have original maturities of ninety-one to 365 days and is disclosed as investments on our Condensed Consolidated Balance Sheets.

There were no credit losses recognized for the three months ended March 31, 2022 and March 31, 2021, and no allowance for credit losses as of March 31, 2022 and December 31, 2021. There were no realized gains or losses on investments during the three months ended March 31, 2022 and March 31, 2021

16. Investments

Investments in fixed maturity securities with original maturities of ninety-one to 365 days are classified as available-for-sale as of December 31, 2021, and are shown below ($ in thousands):

Investment type	Amortized Cost	Unrealized Losses	Fair Value
Corporate bonds	$32,349	$(17)	$32,332
Total	$32,349	$(17)	$32,332

There were no credit losses recognized for the year ended December 31, 2021 and no allowance for credit losses as of December 31, 2021. There were no realized gains or losses on investments during the year ended December 31, 2021.